Consolidated Statements Of Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained earnings / (Accumulated deficit)
Balance at Dec. 31, 2010	$ 488,252	$ 634	$ 489,770	$ (2,152)
Shares Balance at Dec. 31, 2010		63,410,360
Net Income/(Loss)	3,380			3,380
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	628	3	625
Issuance of vested and non-vested shares and amortization of stock based compensation, shares (Note 12)		248,000
Dividends declared and paid ($0.10 per share in 2011 and $0.03 per share in 2012)	(6,356)			(6,356)
Repurchase and cancellation of common shares, value (Note 8)	0
Balance at Jun. 30, 2011	485,904	637	490,395	(5,128)
Shares Balance at Jun. 30, 2011		63,658,360
Balance at Dec. 31, 2011	434,213	804	519,511	(86,102)
Shares Balance at Dec. 31, 2011		80,358,360
Net Income/(Loss)	(4,460)			(4,460)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	1,402	16	1,386
Issuance of vested and non-vested shares and amortization of stock based compensation, shares (Note 12)		1,580,000
Dividends declared and paid ($0.10 per share in 2011 and $0.03 per share in 2012)	(2,416)			(2,416)
Repurchase and cancellation of common shares, value (Note 8)	(861)	(10)	(851)
Repurchase and cancellation of common shares, shares (Note 8)		(925,957)
Balance at Jun. 30, 2012	$ 427,878	$ 810	$ 520,046	$ (92,978)
Shares Balance at Jun. 30, 2012		81,012,403